Note 23 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
23.           Impact of recently issued accounting standards

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This ASU changes the threshold for reporting discontinued operations and adds new disclosures. This ASU is effective for the Company on January 1, 2015. The Company expects that the adoption of this ASU will result in fewer disposals of businesses to be reported as discontinued operations.

In May 2014, FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This ASU clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and International Financial Reporting Standards (“IFRS”) and is effective for the Company on January 1, 2017. The Company is currently assessing the impact of this ASU on its financial position and results of operations.